Average Annual Total Returns - First Trust Dorsey Wright DALI 1 ETF	First Trust Dorsey Wright DALI 1 ETF 1 Year	First Trust Dorsey Wright DALI 1 ETF Since Inception	First Trust Dorsey Wright DALI 1 ETF Inception Date	First Trust Dorsey Wright DALI 1 ETF After tax on distributions 1 Year	First Trust Dorsey Wright DALI 1 ETF After tax on distributions Since Inception	First Trust Dorsey Wright DALI 1 ETF After tax on distributions and sale of fund shares 1 Year	First Trust Dorsey Wright DALI 1 ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq Dorsey Wright DALI 1 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq Dorsey Wright DALI 1 Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	4.73%	4.18%	May 14, 2018	4.08%	3.84%	2.73%	3.04%	4.95%	4.45%	18.40%	15.09%	7.51%	7.06%